Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of consolidated financial statement balances and amounts of the Group's VIEs

	As of December 31,
	2019	2020
	US$	US$
ASSETS
Cash and cash equivalents	13,714,304	7,105,349
Restricted cash	203	138,964
Short-term investments	21,502	—
Accounts receivable, net	21,582,641	16,115,202
Prepaid expense and other assets	3,643,649	7,912,712
Long-term restricted cash	—	21,689,436
Long-term investments	—	306,518
Property and equipment, net	496	36,422
Intangible assets, net	47,122	—
Other non-current assets	—	224,235
Total Assets	39,009,917	53,528,838
LIABILITIES
Accounts payable	35,002,827	43,099,067
Short-term bank borrowings	408,264	267,917
Accrued salary and benefits	275,091	694,225
Accrued expenses and other current liabilities	1,385,303	4,228,532
Deferred revenue	3,658,808	620,688
Total Liabilities	40,730,293	48,910,429

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Net revenues	9,542,004	91,701,068	355,516,582
(Loss) income from operations	(105,639)	(26,589,386)	1,310,310
Net (loss) income	(84,565)	(27,062,076)	1,805,819
Net cash provided by (used in) operating activities	672,355	(8,917,209)	9,873,808
Net cash used in investing activities	(59,498)	(21,502)	(344,681)
Net cash (used in) provided by financing activities	(810,537)	405,304	(163,132)

Schedule of estimated useful lives by major asset category

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Motor vehicles	3 years
Leasehold improvement	Shorter of the lease term or expected useful life

Schedule of revenue based on revenue streams

	For the year ended December 31,
	2018	2019	2020
	US$	US$	US$
Revenue:
Advertising revenue	131,287,334	175,040,033	438,384,470
Other revenue	2,822,298	2,843,072	3,120,761
Total	134,109,632	177,883,105	441,505,231

Schedule of revenues generated by geographic location of customers' headquarters

	For the year ended December 31,
	2018	2019	2020
	US$	US$	US$
PRC	25,502,479	121,105,976	413,141,394
USA	108,309,547	53,469,745	22,192,632
Others	297,606	3,307,384	6,171,205
Total	134,109,632	177,883,105	441,505,231

Schedule of movements in accounts receivable and deferred revenue

	Accounts Receivable	Deferred Revenue
	US$	US$
Opening Balance as of January 1, 2019	23,373,969	344,361
Increase, net	3,880,665	3,543,547
Ending Balance as of December 31, 2019	27,254,634	3,887,908
Increase (decrease), net	872,712	(556,397)
Ending Balance as of December 31, 2020	28,127,346	3,331,511

Accounts receivables | Credit concentration risk
Summary of Significant Accounting Policies
Schedule of concentration risk

2.Summary of Significant Accounting Policies (Continued)

(x)          Concentration and risks (Continued)

The following customers accounted for 10% or more of revenue:

	For the years ended
	December 31,
	2018		2019		2020
	US$	%	US$	%	US$	%
Company A	73,116,840	54.52%	21,335,698	11.99%	*	*
Company B	14,609,270	10.89%	*	*	*	*
Company C	*	*	51,013,296	28.68%	*	*
Company D	*	*	21,988,975	12.36%	*	*
Company E	*	*	28,417,379	15.98%	*	*
Company F	*	*	*	*	115,829,770	26.24%
Company G	*	*	*	*	58,667,031	13.29%

* Less than 10%.

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,
	2019		2020
	US$	%	US$	%
Company C	17,944,840	61.82%	*	*
Company D	4,142,638	14.27%	*	*
Company E	3,840,005	13.23%	*	*
Company F	*	*	7,498,563	25.60%
Company G	*	*	11,559,398	39.47%

*Less than 10%.

Concentration of Vendors

The Group uses certain vendors to acquire users and those cost are recorded as sales and marketing expenses. Vendors accounted for 10% or more are listed as below:

	For the years ended December 31,
	2018		2019		2020
	US$	%	US$	%	US$	%

Company H	31,623,328	39.17%	*	*	*	*
Company I	11,201,208	13.87%	*	*	*	*
Company J	*	*	*	*	52,426,534	12.53%

* Less than 10%.

2.Summary of Significant Accounting Policies (Continued)

(x)          Concentration and risks (Continued)

The following vendors accounted for 10% or more of accounts payable:

	As of December 31,
	2019		2020
	US$	%	US$	%

Company K	*	*	16,072,255	21.11%
Company J	*	*	9,461,038	12.43%
Company L	*	*	7,604,056	10.00%

* Less than 10%.